Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	May 31, 2021
Income Taxes (Details) [Line Items]
Change in the valuation allowance	$ 159,221	$ 220,619
Unique Logistics International, Inc. [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards				$ 288,555
Valuation allowance
Interest or penalties related to unrecognized tax benefits
Unique Logistics International, Inc. [Member] | Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards				100,000
Unique Logistics International, Inc. [Member] | California Franchise Tax Board [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 262,678	$ 262,678